Schedule of changes in accumulated other comprehensive loss (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	[1]		₨ (10,508)	₨ (321)	₨ 2,009
Income tax expense			(205)	74	215
Total		$ (129)	(10,713)	(247)	2,224
Foreign currency translation:
Foreign currency translation differences			1,245	(5,640)	(4,552)
Balance at the end of period			₨ 1,245	₨ (5,640)	₨ (4,552)

[1]	Refer to Note 31 for the movement during the year.